Interest Expenses, Net (Details) - Schedule of Interest Expenses - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Interest Expenses [Abstract]
Interest expense	$ 490,780	$ 499,746	$ 451,689
Interest income	(88,109)	(26,658)	(34,041)
Total interest expense, net	$ 402,671	$ 473,088	$ 417,648